Income Taxes included in Other Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax expenses (recoveries) on:
Unrealized foreign exchange gains (losses) on translation of foreign operations	$ 1	$ (1)
Unrealized foreign exchange gains (losses) on net investment hedges	(37)	13
Insurance / reinsurance finance income (expenses)	1,207	(1,853)
Unrealized gains (losses) on fair value through OCI investments	(480)	1,863
Reclassification of net realized gains (losses) on fair value through OCI investments	300	(8)
Other	68	(20)
Total recognized in other comprehensive income	$ 1,059	$ (6)